Schedule of Effective Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income tax expense (benefit) using U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit			0.10%	5.00%
Changes in valuation allowance			(1.50%)	(19.00%)
Nontaxable or nondeductible items			(0.60%)	0.00%
Permanent Difference			0.00%	(3.00%)
Research and development tax incentive			0.00%	(5.00%)
Other			0.00%	0.00%
Income tax expense (benefit) and effective tax rate	(208.20%)	5.10%	0.50%	0.00%
AUSTRALIA
Statutory tax rate difference			3.60%	1.00%
Fair value loss on convertible notes			(16.20%)	0.00%
Changes in valuation allowance			(9.20%)	0.00%
Capital loss carryforwards			3.70%	0.00%
Other			(0.40%)	0.00%